Summary of Performance Stock Units Award Activity (Detail) (Performance Stock Units PSU) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	103
Forfeited	(9)
Outstanding as of December 31,	94